FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Allowance for doubtful accounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, at April 1	$ 6,501	$ 5,216
Provision for doubtful accounts	2,135	1,086
Amounts written off	(201)	(491)
Recoveries	(2,114)	(406)
Foreign exchange	(80)	1,096
Balance, at March 31	$ 6,241	$ 6,501